Securitizations (Schedule of Aggregate Annual Maturities of Non-recourse Borrowings of Consolidated Securitization Entities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
2013	¥ 365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279
Non-recourse borrowings of consolidated securitization entities	219,566
Consolidated Entities [Member]
2013	96,379
2014	22,753
2015	14,724
2016	12,213
Thereafter	73,497
Non-recourse borrowings of consolidated securitization entities	¥ 219,566	¥ 403,252